STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Equity) - USD ($)	Unallocated Reserve	Trust Corpus	Total
Beginning Balance at Jan. 31, 2016	$ 9,009,911	$ 3
Units, Beginning Balance at Jan. 31, 2016	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	$ 9,763,771		$ 9,763,771
First quarter's distribution paid	(2,624,002)
Second quarter's distribution paid	(2,624,002)
Third quarter's distribution paid	(1,312,001)
Fourth quarter's distribution declared/paid	(1,836,801)
Ending Balance at Jan. 31, 2017	$ 10,376,876	3
Units, Ending Balance at Jan. 31, 2017	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	$ 33,423,425		$ 33,423,425
First quarter's distribution paid	(7,216,006)
Second quarter's distribution paid	(2,099,202)
Third quarter's distribution paid	(8,396,806)
Fourth quarter's distribution declared/paid	(15,481,612)
Ending Balance at Jan. 31, 2018	$ 10,606,675	3
Units, Ending Balance at Jan. 31, 2018	13,120,010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	$ 45,559,044		$ 45,559,044
First quarter's distribution paid	(5,904,005)
Second quarter's distribution paid	(2,886,402)
Third quarter's distribution paid	(12,332,809)
Fourth quarter's distribution declared/paid	(18,236,814)
Ending Balance at Jan. 31, 2019	$ 16,805,689	$ 3
Units, Ending Balance at Jan. 31, 2019	13,120,010		13,120,010